Cash, Cash Equivalents and Short-term Investments - Summary of Cash and Cash Equivalents and Short-term Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Line Items]
Amortized Cost		$ 7,617
Gross Unrealized Gain
Gross Unrealized (Loss)
Estimated Fair Value		7,617
Cash and cash equivalents [Member]
Cash and Cash Equivalents [Line Items]
Amortized Cost	48,131	7,414
Gross Unrealized Gain
Gross Unrealized (Loss)
Estimated Fair Value	48,131	7,414
U.S. Treasury notes [Member]
Cash and Cash Equivalents [Line Items]
Amortized Cost		203
Gross Unrealized Gain
Gross Unrealized (Loss)
Estimated Fair Value		$ 203